Significant Accounting Policies (Details) - Schedule of Preferred Stock and Common Stock Equivalents - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Total	12,229,787	13,006,136	11,894,412
Convertible Debts [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Total	11,559,098	11,034,773	8,230,248
Make-Whole Liability [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Total	65,000	65,000	1,590,939
Warrant [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Total	605,689	604,281	771,143
Preferred Stocks [Member]
Schedule of Preferred Stock and Common Stock Equivalents [Line Items]
Total	0	1,302,082	1,302,082